Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Of Comprehensive Income [Abstract]
Net Loss	$ (27,816)	$ (133,703)	$ (55,473)	$ (162,537)
Items that may be subsequently reclassified to profit and loss:
Exchange differences on translation of foreign operations from continuing operations	(12)	775	68	780
Exchange differences on translation of foreign operations from discontinued operations (note 3)		(1,940)		(1,868)
Other comprehensive income (loss)	(12)	(1,165)	68	(1,088)
Comprehensive loss	(27,828)	(134,868)	(55,405)	(163,625)
Comprehensive income (loss) attributable to:
Non-controlling interests - continuing operations	(56)	(86)	(369)	(784)
Owners of the parent
Owners of the parent- Continuing operations	(27,772)	(135,071)	(55,036)	(163,482)
Owners of the parent- Discontinued operations		289		641
Comprehensive income, attributable to owners of parent	(27,772)	(134,782)	(55,036)	(162,841)
Comprehensive loss	$ (27,828)	$ (134,868)	$ (55,405)	$ (163,625)